Income tax (Schedule of Income before Income Tax) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Income tax [Abstract]
The PRC	$ 41,937	260,462	179,654	155,652
Non-PRC	(16,467)	(102,277)	(28,055)	(23,510)
Income before income tax	$ 25,470	158,185	151,599	132,142